Investments in Associates and Joint ventures	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investments in Associates and Joint ventures
11.	Investments in Associates and Joint ventures

(a)	Investments in associates and joint ventures as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Investments in associates	￦	1,732,833	2,203,274
Investments in joint ventures		2,143,416	2,311,373

	￦	3,876,249	4,514,647

(b)	Details of investments in associates as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2020		2021
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	178,691,901,565	42.82	￦	178,787	￦	175,939	176,136
Samcheok Blue Power Co.,Ltd . (*1)	4,507,138	34.00		429,904		145,092	382,887
SNNC	18,130,000	49.00		90,650		160,332	171,332
QSONE Co.,Ltd.	200,000	50.00		84,395		86,004	86,058
Chun-cheon Energy Co., Ltd(*1)	17,308,143	49.10		86,541		23,913	9,571
Western Inland highway CO.,LTD.	10,988,115	20.39		54,941		45,070	53,563
NEXTRAIN CO ., Ltd.(*2)	—	—		—		47,364	—
Pocheon-Hwado Highway Corp. ( formerly , Metropolitan Outer Ring Expressway co., ltd.)(*1)	5,878,095	23.27		29,390		13,721	28,813
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	2,008,000	29.53		10,040		17,137	19,191
Daesung Steel(*3)	108,038	17.54		14,000		16,990	19,073
PCC Amberstone Private Equity Fund 1(*3)	8,375,982,634	8.80		8,258		9,230	9,251
Others (57 companies)(*1)						103,472	107,035

						844,264	1,062,910

[Foreign]
South-East Asia Gas Pipeline Company Ltd.	135,219,000	25.04		132,907		199,342	238,601
AES-VCM Mong Duong Power Company Limited(*1)	—	30.00		164,303		158,777	182,639
9404-5515 Quebec Inc.(*3)	114,452,000	10.40		124,341		123,296	135,738
FQM Australia Holdings Pty Ltd(*4)	186,000,030	30.00		109,568		—	91,052
Eureka Moly LLC	—	20.00		240,123		43,520	13,633
AMCI (WA) PTY LTD	49	49.00		209,664		71,732	67,972
NCR LLC	—	22.10		98,737		46,608	102,319
KOREA LNG LTD.	2,400	20.00		135,205		42,229	31,340
Nickel Mining Company SAS	3,234,698	49.00		157,585		40,890	48,249
ZHEJIANG HUAYOU-POSCO ESM CO., LTD	134,400,000	40.00		22,423		22,147	22,769
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd	10,200,000	34.00		9,517		15,181	19,099
PT. Wampu Electric Power(*1)	8,708,400	20.00		10,054		12,716	15,851
POSCO SeAH Steel Wire(Nantong) Co., Ltd.	50	25.00		4,723		7,110	9,140
Others (27 companies)(*1)						105,021	161,962

						888,569	1,140,364

					￦	1,732,833	2,203,274

(*1)	As of December 31, 2020 and 2021, investments in associates amounting to ￦ 410,573 million and ￦ 629,832 million, respectively, are provided as collateral in relation to the associates’ borrowings.
(*2)
During the year ended December 31, 2021, investment in this associate was transferred to financial assets at fair value through other comprehensive income due to decline in ownership upon capital increase in the associate in which the Company did not participate.

(*3)
As of December 31, 2021, it was classified as an associate even though the Company’s ownership percentage is less than 20% since the Company has significant influence over the investee when considering the structure of its Board of Directors and others.

(*4)	During the year ended December 31, 2021, the Company acquired shares of FQM Australia Holdings Pty Ltd and classified the investment as investment in an associate
(c)	Details of investments in joint ventures as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2020		2021
[Domestic]
POSCO MITSUBISHI CARBON TECHNOLOGY	11,568,000	60.00	￦	115,680	￦	153,457	169,838
Others (5 companies)						14,014	6,676

						167,471	176,514

[Foreign]
Roy Hill Holdings Pty Ltd(*1)	13,117,972	12.50		1,528,672		1,418,056	1,346,712
POSCO-NPS Niobium LLC	325,050,000	50.00		364,609		353,725	393,793
KOBRASCO	2,010,719,185	50.00		32,950		54,400	68,296
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	—	25.00		61,961		91,270	107,650
DMSA/AMSA(*1,2)	—	3.89		346,880		31,104	24,144
CSP - Compania Siderurgica do Pecem	1,578,377,432	20.00		676,060		—	52,257
HBIS-POSCO Automotive Steel Co., Ltd(*3)	—	50.00		109,057		—	110,769
Others (11 companies)						27,390	31,238

						1,975,945	2,134,859

					￦	2,143,416	2,311,373

(*1)	As of December 31, 202 0 and December 31, 202 1 , the investments in joint ventures are provided as collateral in relation to the joint ventures’ borrowings.
(*2)
All of the shareholders of the joint venture entered into supplemental funding agreement to extend the maturity of the loans to the joint venture by the lenders. However, the Company believed the shareholders’ supplemental funding agreement was invalid and was in arbitration process for annulment. Pursuant to the final judgement from the arbitration, the Company received a refund of the previously provided supplement funding which was subsequently converted to shares. Upon receipt of such capital distribution, the Company recognized decrease in the investment on joint venture, which also resulted in decrease in the Company’s ownership in the investee.

(*3)
During the year ended December 31, 2021, the Company newly acquired interests in HBIS-POSCO Automotive Steel Co., Ltd through investment in kind with shares in POSCO(Guangdong) Automotive Steel Co., Ltd which was a subsidiary. Meanwhile, the residual interests in

POSCO(Guangdong) Automotive Steel Co., Ltd owned by POSCO-China Holding Corp. which is a subsidiary are classified as assets held for sale.
(d)	The movements of investments in associates and joint ventures for the years ended December 31, 2020 and 2021 were as follows:

1)	For the year ended December 31, 2020

(in millions of Won)
Company	December 31, 2019 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2020 Book value
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund		￦ 175,907	—	—	34	(2)	175,939
Samcheok Blue Power Co.,Ltd.		161,280	—	—	(5,262)	(10,926)	145,092
SNNC		142,602	—	(2,901)	18,701	1,930	160,332
QSONE Co.,Ltd.		85,887	—	(1,140)	1,257	—	86,004
Chun-cheon Energy Co., Ltd		56,679	—	—	(33,173)	407	23,913
Western Inland highway CO.,LTD.		5,115	42,246	—	(2,294)	3	45,070
NEXTRAIN CO ., Ltd.		41,447	7,910	—	(2,786)	793	47,364
Pocheon-Hwado Highway Corp. ( formerly , Metropolitan Outer Ring Expressway co., ltd.)		8,343	5,573	—	(195)	—	13,721
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		17,824	—	—	(687)	—	17,137
Daesung Steel		15,375	—	—	(514)	2,129	16,990
PCC Amberstone Private Equity Fund 1		9,570	—	(715)	589	(214)	9,230
POSCO MITSUBISHI CARBON TECHNOLOGY		182,648	—	(19,401)	(9,794)	4	153,457
Others (65 companies)		135,890	22,145	(1,328)	(28,128)	(11,093)	117,486

		1,038,567	77,874	(25,485)	(62,252)	(16,969)	1,011,735

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		225,933	—	(56,760)	45,941	(15,772)	199,342
AES-VCM Mong Duong Power Company Limited		178,892	—	(16,053)	37,092	(41,154)	158,777
9404-5515 Quebec Inc.		131,529	—	(11,672)	10,963	(7,524)	123,296
Eureka Moly LLC		85,349	—	—	(39,801)	(2,028)	43,520
AMCI (WA) PTY LTD		72,937	—	—	(6,561)	5,356	71,732
NCR LLC		46,391	4,196	—	(1,452)	(2,527)	46,608
KOREA LNG LTD.		46,557	—	(7,755)	7,681	(4,254)	42,229
Nickel Mining Company SAS		37,940	—	—	1,473	1,477	40,890
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		22,356	—	—	(384)	175	22,147
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		15,128	—	—	(80)	133	15,181
PT. Wampu Electric Power		13,363	—	(559)	1,411	(1,499)	12,716
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		6,755	—	—	279	76	7,110
Roy Hill Holdings Pty Ltd		1,235,682	—	(113,985)	234,693	61,666	1,418,056
POSCO-NPS Niobium LLC		376,410	—	(11,244)	11,449	(22,890)	353,725
KOBRASCO		115,641	—	(37,922)	8,443	(31,762)	54,400
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		88,935	—	—	1,790	545	91,270
DMSA/AMSA		12,189	60,278	—	(33,305)	(8,058)	31,104
CSP - Compania Siderurgica do Pecem		—	62,711	—	(60,708)	(2,003)	—
Others (37 companies)		177,201	—	(12,114)	(23,375)	(9,301)	132,411

		2,889,188	127,185	(268,064)	195,549	(79,344)	2,864,514

	￦	3,927,755	205,059	(293,549)	133,297	(96,313)	3,876,249

(*1)
Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals, change in capital due from translations of financial statements of foreign investees and others.

2)	For the year ended December 31, 2021

(in millions of Won)
Company	December 31, 2020 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2021 Book value
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	175,939	—	—	197	—	176,136
Samcheok Blue Power Co.,Ltd.		145,092	250,495	(405)	(4,248)	(8,047)	382,887
SNNC		160,332	—	(18,243)	29,314	(71)	171,332
QSONE Co.,Ltd.		86,004	—	(1,140)	1,194	—	86,058
Chun-cheon Energy Co., Ltd		23,913	—	—	(15,094)	752	9,571
Western Inland highway CO.,LTD.		45,070	4,031	—	(1,981)	6,443	53,563
NEXTRAIN CO ., Ltd.		47,364	—	—	(127)	(47,237)	—
Pocheon-Hwado Highway Corp. ( formerly , Metropolitan Outer Ring Expressway co., ltd.)		13,721	13,954	—	(2,679)	3,817	28,813
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		17,137	—	—	2,054	—	19,191
Daesung Steel		16,990	—	—	2,083	—	19,073
PCC Amberstone Private Equity Fund 1		9,230	—	(674)	977	(282)	9,251
POSCO MITSUBISHI CARBON TECHNOLOGY		153,457	—	—	16,243	138	169,838
Others (62 companies)		117,486	38,021	(7,159)	6,399	(41,036)	113,711

		1,011,735	306,501	(27,621)	34,332	(85,523)	1,239,424

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		199,342	—	(27,828)	48,159	18,928	238,601
AES-VCM Mong Duong Power Company Limited		158,777	—	(28,623)	35,959	16,526	182,639
9404-5515 Quebec Inc.		123,296	—	(16,999)	18,071	11,370	135,738
FQM Australia Holdings Pty Ltd		—	109,568	—	(17,997)	(519)	91,052
Eureka Moly LLC		43,520	—	—	(32,607)	2,720	13,633
AMCI (WA) PTY LTD		71,732	—	—	(5,986)	2,226	67,972
NCR LLC		46,608	44,797	—	(2,016)	12,930	102,319
KOREA LNG LTD.		42,229	—	(9,178)	9,145	(10,856)	31,340
Nickel Mining Company SAS		40,890	—	—	7,243	116	48,249
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		22,147	—	—	(1,838)	2,460	22,769
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		15,181	—	—	1,752	2,166	19,099
PT. Wampu Electric Power		12,716	—	—	1,389	1,746	15,851
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		7,110	—	—	675	1,355	9,140
Roy Hill Holdings Pty Ltd		1,418,056	—	(522,947)	392,887	58,716	1,346,712
POSCO-NPS Niobium LLC		353,725	—	(20,479)	28,729	31,818	393,793
KOBRASCO		54,400	—	(39,059)	52,118	837	68,296
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		91,270	—	—	6,291	10,089	107,650
DMSA/AMSA		31,104	—	—	674	(7,634)	24,144
CSP - Compania Siderurgica do Pecem		—	19,176	—	22,398	10,683	52,257
HBIS-POSCO Automotive Steel Co., Ltd		—	109,057	—	1,636	76	110,769
Others (38 companies)		132,411	12,184	(4,713)	48,555	4,763	193,200

		2,864,514	294,782	(669,826)	615,237	170,516	3,275,223

	￦	3,876,249	601,283	(697,447)	649,569	84,993	4,514,647

(*1)
Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals, change in capital due from translations of financial statements of foreign investees and others.

(e)	Summarized financial information of associates and joint ventures as of and for the years ended December 31, 2020 and 2021 are as follows:

1)	December 31, 2019

(in millions of Won)
Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	516,659	786	515,873	—	7,479
POSPower Co., Ltd		707,051	199,846	507,205	—	(5,294)
SNNC		677,508	357,843	319,665	738,977	63,269
QSONE Co.,Ltd.		250,364	78,589	171,775	17,591	2,576
Chun-cheon Energy Co., Ltd		610,089	492,620	117,469	313,438	(24,677)
NEXTRAIN CO., Ltd.		136,203	7,322	128,881	—	(509)
Keystone NO. 1. Private Equity Fund		187,156	138,219	48,937	18,342	(887)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		53,019	22,971	30,048	17,824	1,497
Daesung Steel		164,708	108,441	56,267	85,537	(1,536)
Incheon-Gimpo Expressway Co., Ltd.		1,014,410	951,321	63,089	50,575	(36,449)
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		50,479	1,062	49,417	2,841	3,502
KONES, Corp.		1,950	1,648	302	4,416	(966)
POSCO MITSUBISHI CARBON TECHNOLOGY		474,387	170,678	303,709	216,648	32,334
[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,808,529	906,254	902,275	555,075	254,582
9404-5515 Quebec Inc.		1,276,857	1	1,276,856	—	95,306
Nickel Mining Company SAS		471,377	331,194	140,183	245,509	2,432
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		73,604	17,765	55,839	641	153
KOREA LNG LTD.		232,935	147	232,788	69,577	67,507
PT. Batutua Tembaga Raya		423,608	392,226	31,382	112,568	(28,360)
PT. Wampu Electric Power		222,266	158,451	63,815	18,163	(6,233)
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		65,413	15,232	50,181	101,101	28
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		61,847	33,989	27,858	77,371	327
Roy Hill Holdings Pty Ltd		11,143,705	5,718,152	5,425,553	5,037,471	1,660,577
POSCO-NPS Niobium LLC		752,617	—	752,617	—	47,521
KOBRASCO		268,139	36,857	231,282	167,022	112,949
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		969,280	637,478	331,802	1,145,794	1,704
DMSA/AMSA		5,703,501	4,202,704	1,500,797	638,797	(504,077)
CSP - Compania Siderurgica do Pecem		3,959,365	4,249,083	(289,718)	1,623,843	(465,853)

2)	December 31, 2020

(in millions of Won)
Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	473,415	575	472,840	—	8,534
Samcheok Blue Power Co.,Ltd.		1,169,343	700,266	469,077	—	(5,994)
SNNC		592,568	238,971	353,597	698,712	39,826
QSONE Co.,Ltd.		251,190	79,182	172,008	17,075	2,513
Chun-cheon Energy Co., Ltd		609,815	516,963	92,852	222,066	(24,617)
Western Inland highway CO.,LTD.		158,679	2,534	156,145	—	(1,714)
NEXTRAIN CO ., Ltd.		303,359	74,738	228,621	—	(2,636)
Pocheon-Hwado Highway Corp. ( formerly , Metropolitan Outer Ring Expressway co., ltd.)		98,510	34,360	64,150	—	(920)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		54,832	27,111	27,721	6,672	(2,326)
Daesung Steel		172,088	106,611	65,477	85,158	(2,930)
PCC Amberstone Private Equity Fund 1		104,933	5	104,928	12,280	6,694
POSCO MITSUBISHI CARBON TECHNOLOGY		446,067	190,289	255,778	112,173	(15,603)
[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,515,828	719,745	796,083	458,806	183,465
AES-VCM Mong Duong Power Company Limited		1,599,095	1,086,440	512,655	336,174	121,644
9404-5515 Quebec Inc.		1,197,702	3	1,197,699	—	105,411
KOREA LNG LTD.		211,497	353	211,144	40,086	38,370
Nickel Mining Company SAS		445,140	308,885	136,255	223,427	(8,353)
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		72,001	16,812	55,189	3,236	(1,086)
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		71,805	21,486	50,319	104,537	(237)
PT. Wampu Electric Power		199,841	139,264	60,577	20,272	7,057
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		68,036	38,843	29,193	78,954	1,156
Roy Hill Holdings Pty Ltd		9,271,788	2,161,353	7,110,435	5,993,950	2,299,529
POSCO-NPS Niobium LLC		707,247	—	707,247	—	25,406
KOBRASCO		118,676	9,875	108,801	32,854	16,887
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		873,174	534,961	338,213	1,252,189	7,856
DMSA/AMSA		4,924,371	2,294,881	2,629,490	204,820	(772,396)
CSP - Compania Siderurgica do Pecem		3,142,831	3,657,314	(514,483)	1,402,742	(623,381)

3 )	December 31, 2021

(in millions of Won)
Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	400,339	574	399,765	—	5,411
Samcheok Blue Power Co.,Ltd.		2,301,783	1,620,752	681,031	—	(6,226)
SNNC		628,075	236,726	391,349	869,815	75,125
QSONE Co.,Ltd.		251,158	79,042	172,116	17,962	2,388
Chun-cheon Energy Co., Ltd		616,111	528,683	87,428	327,534	(5,424)
Western Inland highway CO.,LTD.		305,166	42,052	263,114	—	(2,137)
Pocheon-Hwado Highway Corp. ( formerly , Metropolitan Outer Ring Expressway co., ltd.)(*1)		217,888	95,005	122,883	—	(929)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		56,418	21,740	34,678	45,543	6,957
Daesung Steel		176,458	99,112	77,346	113,706	11,868
PCC Amberstone Private Equity Fund 1		105,169	—	105,169	11,910	11,110
POSCO MITSUBISHI CARBON TECHNOLOGY		470,330	185,622	284,708	172,441	28,699
[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,604,624	651,751	952,873	439,974	192,322
AES-VCM Mong Duong Power Company Limited		1,677,096	1,084,900	592,196	366,205	119,863
9404-5515 Quebec Inc.		1,317,335	3	1,317,332	—	173,763
FQM Australia Holdings Pty Ltd		1,348,138	1,021,630	326,508	243,611	(64,143)
KOREA LNG LTD.		157,060	357	156,703	47,843	45,724
Nickel Mining Company SAS		475,751	307,570	168,181	328,570	31,688
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		129,618	72,965	56,653	28,488	(4,680)
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		92,850	31,260	61,590	174,511	5,193
PT. Wampu Electric Power		209,172	132,917	76,255	20,288	6,946
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		89,809	54,517	35,292	117,461	2,595
Roy Hill Holdings Pty Ltd		9,165,759	2,227,659	6,938,100	8,839,084	3,740,696
POSCO-NPS Niobium LLC		787,383	—	787,383	—	52,451
KOBRASCO		194,022	57,430	136,592	165,224	104,507
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		727,958	324,222	403,736	2,044,978	25,165
DMSA/AMSA		3,631,856	2,068,847	1,563,009	749,634	636,113
CSP - Compania Siderurgica do Pecem		3,777,391	3,542,398	234,993	2,570,010	653,370
HBIS-POSCO Automotive Steel Co., Ltd		502,645	261,765	240,880	482,696	3,272
(f)	Changes in accumulated losses of equity-accounted investees that were not recognized since the Company discontinues the use of the equity method for the year ended December 31, 2021 were as follows:

(in millions of Won)
Company	Beginning balance		Increase (decrease)	Ending balance
New Songdo International City Development, LLC	￦	259,341	(59,858)	199,483
Mokpo Deayang industrial Corporation		84	(67)	17
UITrans LRT Co., Ltd.		32,334	7,769	40,103
Clean Iksan Co., Ltd.		714	83	797
HYOCHUN Co.,Ltd.		3,505	332	3,837
Shinhan wind power generation		843	(843)	—
CSP - Compania Siderurgica do Pecem		168,737	(168,737)	—
KIRIN VIETNAM CO.,Ltd.		67	33	100
INKOTECH, INC.		341	271	612
POSTO-Poggenamp Electrical Steel Pvt, Ltd.		96	205	301
Gunggi Green Energy		—	448	448